Income and expenses - Depreciation and Amortization charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Depreciation and amortization charges, operating allowances and write-downs
Amortization of intangible assets	$ 8,440	$ 12,649		$ 4,547
Depreciation of property, plant and equipment	94,051	105,695		55,668
Change in impairment losses on uncollectible trade receivables	1,784	7,578		5,305
Change in inventory write-downs	405			917
Other	(151)	(245)		613
Depreciation and amortization charges, operating allowances and write-downs	$ 104,529	$ 125,677	[1]	$ 67,050	[1]

[1]	The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.